Employees - Summary of Average Monthly Number of Employees (Detail)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Detailed Information About Average Monthly Number Of Employees [Line Items]
Average monthly number of employees	1,524	1,619	1,454	1,155
Management Administrative Marketing And Distribution [Member]
Detailed Information About Average Monthly Number Of Employees [Line Items]
Average monthly number of employees	930	1,191	879	784
Laboratory [Member]
Detailed Information About Average Monthly Number Of Employees [Line Items]
Average monthly number of employees	594	428	575	371